POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - TOTAL BENEFIT PAYMENTS EXPECTED TO BE PAID (Details) $ in Millions	Jun. 30, 2015 USD ($)
Pension Benefits
EXPECTED BENEFIT PAYMENTS
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	$ 533
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	542
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	560
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	572
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	587
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	3,403
Other Retiree Benefits
EXPECTED BENEFIT PAYMENTS
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	182
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	196
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	210
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	223
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	235
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	$ 1,334